Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net loss	$ (2,099,146)	$ (1,621,164)
Adjustments to reconcile net loss to net cash used in operating activities
Change in fair value of warrant liability	144,569	(273,472)
Depreciation, depletion and amortization	305,090	597,465
Amortization on Right of Use Asset	148,561	179,661
Amortization of deferred charges	37,585	37,448
Amortization of Issuance Discount on Convertible note		43,655
Issuance of ordinary shares for service fee settlement	161,698
Provision for post-employment benefit	17,174	43,439
Asset retirement obligations
Changes in operating assets and liabilities
Accounts receivable, net	138,053	(73,907)
Prepayment and other current assets	(527,265)	(283,726)
Other assets - Non-Current	(2,531)	194,510
Payment of operating lease liability	(148,562)	(179,661)
Accounts payable	711,537	47,504
Other current liabilities	265,354
Accrued expenses	127,438	64,884
Taxes payable	19,504	(108,211)
Net cash used in operating activities	(700,941)	(1,331,575)
Cash flows from investing activities
Cash paid for oil and gas property development costs	(983,131)	(135,152)
Purchase of property and equipment
Net cash used in investing activities	(983,131)	(135,152)
Cash flows from financing activities
Issuance of ordinary shares by ATM offering, net of issuance cost	323,609
Net cash generated from financing activities	323,609
Net change in cash and cash equivalents, and restricted cash	(1,360,463)	(1,466,727)
Cash and cash equivalents, and restricted cash at beginning of period	3,997,187	7,395,565
Cash and cash equivalents, and restricted cash at end of period	2,636,724	5,928,838
Supplementary disclosure of cash flow information:
Interest
Non-cash transactions
Right-of-use assets acquired under operating leases in exchange for operating liabilities		169,094
Cash	716,724
Restricted cash – current	1,500,000
Restricted cash - non-current	420,000
Total Cash and Restricted cash	$ 2,636,724	$ 5,928,838